Loans and advances to credit institutions	12 Months Ended
Dec. 31, 2022
Loans and advances to credit institutions
Loans and advances to credit institutions

7.   Loans and advances to credit institutions

The breakdown by classification, type and currency of the balances of Loans and advances to credit institutions in the consolidated balance sheets is as follows:

	12/31/2021	12/31/2022

Classification:
Financial assets at fair value through profit or loss	58,486	102,652
Financial assets at amortized cost	36,492	40,400
	94,978	143,052
Type:
Reciprocal accounts	17,820	17,583
Guarantee deposits - Collateral delivered for OTC financial derivatives transactions (Note 32)	13,234	14,585
Reverse repurchase agreements	58,486	102,652
Other accounts	5,438	8,232
	94,978	143,052
Currency:
Peso	83,382	103,094
USD	11,579	39,759
Other currencies	17	199
	94,978	143,052

As of December 31, 2021 and 2022, 13,234 million pesos and 14,585 million pesos, respectively, of loans and advances to credit institutions, have been pledged in connection with OTC financial derivatives transactions, and are classified as restricted assets within Loans and advances to credit institutions – Financial assets at amortized cost (see Note 32).

As of December 31, 2021 and 2022, 58,235 million pesos and 102,431 million pesos, respectively, of debt instruments have been received as collaterals in connection with reverse repurchase agreement transactions within Loans and advances to credit institutions (see Note 31).

Note 45.a includes a breakdown of the remaining maturity of Loans and advances to credit institutions. Additionally, Note 45.d includes the fair value amounts of these assets classified as Loans and advances to credit institutions – Financial assets at amortized cost.